sec13f-093008
				UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      11/03/2008
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Report Summary:

Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 173


Form 13F Information Table Value Total:  $62,716 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 09/30/08
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

3M Co                                COM	   88579Y101 	559    8,187  SH	SOLE		       8,187
Abbott Laboratories                  COM	   002824100	 92    1,600  SH	SOLE		       1,600
Alcoa Inc                            COM	   013817101	 19	 824  SH	SOLE		         824
Alexander & Baldwin Inc              COM	   014482103  2,194   49,838  SH	SOLE		      49,838
Altria Group Inc                     COM	   02209S103 	190    9,600  SH	SOLE		       9,600
American Vanguard Corp               COM	   030371108	131    8,720  SH	SOLE		       8,720
Amgen Inc                            COM	   031162100	  2	  40  SH	SOLE		          40
Anglo American Plc ADR               ADR	   03485P201  1,231   73,577  SH	SOLE		      73,577
Apartment Investment & Management Co CL A	   03748R101 	  2	  46  SH	SOLE		          46
Aqua America Inc                     COM	   03836W103 	 11	 600  SH	SOLE		         600
Archer Daniels Midland Co            COM	   039483102	 62    2,815  SH	SOLE		       2,815
Banco Latinoamericano de Exprtcns SA COM CL E	   P16994132  2,818  195,435  SH	SOLE		     195,435
Berkshire Hathaway Inc               COM CL A	   084670108	131	   1  SH	SOLE		           1
Berkshire Hathaway Inc               COM CL B	   084670207	 22	   5  SH	SOLE		           5
BHP Billiton Ltd ADR                 ADR	   088606108	  6	 125  SH	SOLE		         125
BlackRock Insrd Mncpl Term Trust Inc COM	   092474105	  3	 260  SH	SOLE		         260
Boeing Co                            COM	   097023105	  1	  15  SH	SOLE		          15
Bristol Myers Squibb Co              COM	   110122108	 29    1,410  SH	SOLE		       1,410
Brookfield Infrastructure Prtnrs LP  LP INT UNIT   G16252101 	 16    1,000  SH	SOLE		       1,000
Cadbury Plc ADR                      ADR	   12721E102  1,570   38,357  SH	SOLE		      38,357
Cadence Design Systems Inc           COM	   127387108	  1	 100  SH	SOLE		         100
Cal-Maine Foods Inc                  COM NEW	   128030202	  7	 250  SH	SOLE		         250
California Water Service Group       COM	   130788102	686   17,810  SH	SOLE		      17,810
Canadian Natural Resources Ltd       COM	   136385101	  7	 100  SH	SOLE		         100
Canadian Pacific Railway Ltd         COM	   13645T100  2,169   40,266  SH	SOLE		      40,266
Canon Inc ADR                        ADR	   138006309  1,776   47,059  SH	SOLE		      47,059
CBS Corp                             COM CL B	   124857202	  1	  65  SH	SOLE		          65
Celgene Corp                         COM	   151020104	 63    1,000  SH	SOLE		       1,000
Central Fund of Canada Ltd           COM CL A	   153501101	608   56,180  SH	SOLE		      56,180
Chevron Corp                         COM	   166764100  1,746   21,168  SH	SOLE		      21,168
Chico's FAS Inc                      COM	   168615102	  1	 230  SH	SOLE		         230
Cisco Systems Inc                    COM	   17275R102 	107    4,760  SH	SOLE		       4,760
Citigroup Inc			     CALL	   172967901	 68    3,300  CALL	SOLE		       3,300
CNX Gas Corporation                  COM	   12618H309 	  1	  30  SH	SOLE		          30
Coca Cola Co                         COM	   191216100	 18	 340  SH	SOLE		         340
Companhia Vale Do Rio Doce           ADR	   204412209	  5	 250  SH	SOLE		         250
ConocoPhillips                       COM	   20825C104 	964   13,155  SH	SOLE		      13,155
Consolidated Edison Inc              COM	   209115104	  9	 200  SH	SOLE		         200
Consolidated Water Co Ltd Shs        ORD	   G23773107 	 10    	 600  SH	SOLE		         600
Consolidated-Tomoka Land Co          COM	   210226106	 52    1,210  SH	SOLE		       1,210
Constellation Energy Group Inc       COM	   210371100	  1	  25  SH	SOLE		          25
Costco Wholesale Corp                COM	   22160K105 	107    1,650  SH	SOLE		       1,650
CSX Corporation                      COM 	   126408103	  8	 150  SH	SOLE		         150
CurrencyShares Australian Dllr Trst  ETF	   23129U101 	 15	 190  SH	SOLE		         190
Curtiss-Wright Corp                  COM	   231561101	  4	  96  SH	SOLE		          96
DB Commodity Index Fund              UNIT BEN INT  73935S105   	  9	 260  SH	SOLE		         260
Deere & Co                           COM	   244199105	 30	 600  SH	SOLE		         600
Dr Pepper Snapple Group Inc          COM	   26138E109  2,002   75,592  SH	SOLE		      75,592
Edison International                 COM	   281020107	 81    2,040  SH	SOLE		       2,040
EI du Pont de Nemours & Co           COM	   263534109  1,874   46,495  SH	SOLE		      46,495
Electronic Arts Inc                  COM	   285512109	  1	  40  SH	SOLE		          40
EnCana Corp                          COM	   292505104	161    2,450  SH	SOLE		       2,450
Energy Select Sector SPDR            SBI INT-ENRGY 81369Y506 	  1	  15  SH	SOLE		          15
Exxon Mobil Corp                     COM	   30231G102 	816   10,513  SH	SOLE		      10,513
Favrille Inc                         COM	   312088404	  1   53,270  SH	SOLE		      53,270
FirstEnergy Corp                     COM	   337932107	 14	 215  SH	SOLE		         215
Freeport-McMoRan Copper & Gold Inc   COM	   35671D857 	 34	 600  SH	SOLE		         600
FreightCar America Inc               COM	   357023100	180    6,155  SH	SOLE		       6,155
Gehl Co                              COM	   368483103	  1	  40  SH	SOLE		          40
General Electric Co                  COM	   369604103	 43    1,700  SH	SOLE		       1,700
General Mills Inc                    COM	   370334104	 96    1,400  SH	SOLE		       1,400
Gilead Sciences Inc                  COM	   375558103	132    2,900  SH	SOLE		       2,900
GlaxoSmithKline Plc ADR              ADR	   37733W105 	  7	 150  SH	SOLE		         150
Goldman Sachs Group Inc              COM	   38141G104 	 51	 400  SH	SOLE		         400
Google Inc                           COM CL A	   38259P508 	  1	   3  SH	SOLE		           3
Gorman Rupp Co                       COM	   383082104	221    5,849  SH	SOLE		       5,849
Harley-Davidson Inc                  COM	   412822108	236    6,320  SH	SOLE		       6,320
Hewlett-Packard Co                   COM	   428236103	106    2,300  SH	SOLE		       2,300
Home Depot Inc                       COM	   437076102	 12	 455  SH	SOLE		         455
Humana Inc                           COM	   444859102	  2	  50  SH	SOLE		          50
Interpublic Group of Companies Inc   COM	   460690100	  2	 200  SH	SOLE		         200
Intrepid Potash Inc                  COM	   46121Y102  1,088   36,100  SH	SOLE		      36,100
iShares COMEX Gold Trust             ETF	   464285105  1,396   16,328  SH	SOLE		      16,328
iShares Dow Jones Transportation     ETF	   464287192	  4	  45  SH	SOLE		          45
iShares Dow Jones US Basic Materials ETF	   464287838	  5	  85  SH	SOLE		          85
iShares Dow Jones US Consumer Goods  ETF	   464287812	  3	  50  SH	SOLE		          50
iShares Dow Jones US Consumer Srvcs  ETF	   464287580	  5	  85  SH	SOLE		          85
iShares Dow Jones US Energy Index    ETF	   464287796	  6	 150  SH	SOLE		         150
iShares Dow Jones US Healthcare Ind  ETF	   464287762	  3	  45  SH	SOLE		          45
iShares Dow Jones US Real Estate     ETF	   464287739	  4	  70  SH	SOLE		          70
iShares iBoxx Corp Bond Fund  	     ETF	   464287242	343    3,825  SH	SOLE		       3,825
iShares Lehman 1-3 Year Treasury     ETF	   464287457	525    6,286  SH	SOLE		       6,286
iShares MSCI Brazil Index            ETF	   464286400	  3	  55  SH	SOLE		          55
iShares MSCI Emerging Markets Index  ETF	   464287234	  2	  60  SH	SOLE		          60
iShares MSCI Mexico Index            ETF	   464286822	  2	  50  SH	SOLE		          50
iShares MSCI Singapore Index         ETF	   464286673	  2	 225  SH	SOLE		         225
iShares MSCI Taiwan Index            ETF	   464286731	  4	 350  SH	SOLE		         350
iShares Russell 2000 Value Index     ETF	   464287630	  3	  42  SH	SOLE		          42
iShares S&P NA Ntrl Rsrcs Sctr Indx  ETF	   464287374  2,266   62,989  SH	SOLE		      62,989
ITT Corp                             COM	   450911102  2,791   50,190  SH	SOLE		      50,190
Johnson & Johnson                    COM	   478160104	 28	 400  SH	SOLE		         400
JP Morgan Chase & Co                 COM	   46625H100 	 89    1,900  SH	SOLE		       1,900
Kansas City Southern                 COM	   485170302	294    6,635  SH	SOLE		       6,635
Kimco Realty Corporation             COM	   49446R109 	 24	 640  SH	SOLE		         640
Kinder Morgan Energy Partners LP     UT LTD PRTNR  494550106	  5	 100  SH	SOLE		         100
Liberty Global Inc                   COM SER A	   530555101	  8	 260  SH	SOLE		         260
Liberty Global Inc                   COM SER B	   530555309	  7	 260  SH	SOLE		         260
Liberty Media Corp                   ENT COM SER A 53071M500 	 35    1,400  SH	SOLE		       1,400
Liberty Media Corp - Capital         COM SER A	   53071M302 	  5	 350  SH	SOLE		         350
Liberty Media Corp - Interactive     COM SER C	   53071M104 	 23    1,750  SH	SOLE		       1,750
Lockheed Martin Corp                 COM	   539830109	 11	 100  SH	SOLE		         100
Lowe's Companies Inc                 COM	   548661107	236    9,965  SH	SOLE		       9,965
Magellan Midstream Partners Lp       COM UNT RP LP 559080106	  6	 200  SH	SOLE		         200
MannKind Corp                        COM	   56400P201 	  2	 590  SH	SOLE		         590
Market Vectors Double Short Euro ETN SHRT ER ETN20 617480280	 60    1,260  SH	SOLE		       1,260
McDonald's Corp                      COM	   580135101	  2	  40  SH	SOLE		          40
Medco Health Solutions Inc           COM	   58405U102 	 15	 342  SH	SOLE		         342
Merrill Lynch & Co Inc               COM	   590188108	  1	  48  SH	SOLE		          48
Microsoft Corp                       COM	   594918104	 15	 580  SH	SOLE		         580
Morgan Stanley                       COM	   617446448	 55    2,400  SH	SOLE		       2,400
Mueller Water Products Inc           COM SER A	   624758108	182   20,300  SH	SOLE		      20,300
Nabors Industries Ltd                COM	   G6359F103 	  1	  50  SH	SOLE		          50
National Fuel Gas                    COM	   636180101  1,707   40,476  SH	SOLE		      40,476
National-Oilwell Varco Inc           COM	   637071101	136    2,706  SH	SOLE		       2,706
New Frontier Media Inc               COM	   644398109	  1	 310  SH	SOLE		         310
Newmont Mining Corp                  COM	   651639106	642   16,560  SH	SOLE		      16,560
Norfolk Southern Corp                COM	   655844108	  3	  50  SH	SOLE		          50
Northrop Grumman Corp                COM	   666807102	 63    1,046  SH	SOLE		       1,046
Northwest Pipe Co                    COM	   667746101	121    2,785  SH	SOLE		       2,785
Novartis AG ADR                      ADR	   66987V109 	  1	  25  SH	SOLE		          25
Nuveen Municipal Value Fund          COM	   670928100	 11    1,200  SH	SOLE		       1,200
Oracle Corp                          COM	   68389X105 	  1	  25  SH	SOLE		          25
Pentair Inc                          COM	   709631105	 55    1,600  SH	SOLE		       1,600
PepsiCo Inc                          COM	   713448108	169    2,365  SH	SOLE		       2,365
Peregrine Pharmaceuticals Inc        COM	   713661106	  3    8,000  SH	SOLE		       8,000
Petroleo Brasileiro SA               ADR	   71654V408 	  9	 200  SH	SOLE		         200
Pinnacle West Capital Corp           COM	   723484101  1,304   37,895  SH	SOLE		      37,895
Plum Creek Timber Company Inc        COM	   729251108  3,849   77,191  SH	SOLE		      77,191
PNC Financial Services Group Inc     COM	   693475105	174    2,335  SH	SOLE		       2,335
Pope Resources LP                    DPSTRY RCPT   732857107	514   18,297  SH	SOLE		      18,297
Potlatch Corp			     COM	   737630103  1,226   26,432  SH        SOLE                  26,432
PowerShares Water Resources          ETF	   73935X575 	  2	 110  SH	SOLE		         110
Procter & Gamble Co                  COM	   742718109	130    1,860  SH	SOLE		       1,860
Qualcomm Inc                         COM	   747525103	163    3,800  SH	SOLE		       3,800
Quanta Services Inc                  COM	   74762E102	116    4,300  SH	SOLE		       4,300
Rayonier Inc                         COM	   754907103  3,875   81,845  SH	SOLE		      81,845
Raytheon Co                          COM	   755111507	  3	  61  SH	SOLE		          61
Reliance Steel & Aluminum Co         COM	   759509102	 19	 500  SH	SOLE		         500
Royal Dutch Shell Plc ADR            ADR B	   780259107	 10	 180  SH	SOLE		         180
SAIC Inc                             COM	   78390X101  2,669  131,942  SH	SOLE		     131,942
Schlumberger Limited                 COM	   806857108	 12	 155  SH	SOLE		         155
Seaboard Corp                        COM	   811543107	 50	  40  SH	SOLE		          40
Sirius XM Radio Inc                  COM	   82966U103 	  2    3,500  SH	SOLE		       3,500
Sonoco Products Co                   COM	   835495102	 42    1,400  SH	SOLE		       1,400
Southern Co                          COM	   842587107	 29	 775  SH	SOLE		         775
SPDR S&P Emrgng Mddl Est & Afrca     MIDEST AFRICA 78463X806 	  1	  25  SH	SOLE		          25
Spectra Energy Corp                  COM	   847560109  2,445  102,730  SH	SOLE		     102,730
Staples Inc                          COM	   855030102	 12	 540  SH	SOLE		         540
Sunoco Inc                           COM	   86764P109 	  3	  75  SH	SOLE		          75
SupportSoft Inc                      COM	   868587106	  1	 192  SH	SOLE		         192
Swiss Helvetia Fund Inc              COM	   870875101	  4	 283  SH	SOLE		         283
TECO Energy Inc                      COM	   872375100  1,445   91,840  SH	SOLE		      91,840
Tejon Ranch Co                       COM	   879080109	293    7,880  SH	SOLE		       7,880
Telefonica SA ADR                    ADR	   879382208	  2	  31  SH	SOLE		          31
THQ Inc                              COM	   872443403	 12    1,000  SH	SOLE		       1,000
TiVo Inc                             COM	   888706108	  1	 100  SH	SOLE		         100
Unilever NV ADR                      ADR	   904784709	 37    1,300  SH	SOLE		       1,300
Unilever Plc ADR                     ADR	   904767704  2,182   80,188  SH	SOLE		      80,188
United Natural Foods Inc             COM	   911163103	  7	 300  SH	SOLE		         300
United States Steel Corp             COM	   912909108	  2	  30  SH	SOLE		          30
Universal Health Realty Income Trst  SH BEN INT	   91359E105	 19	 500  SH	SOLE		         500
Vanguard Value ETF                   ETF	   922908744	  5	 100  SH	SOLE		         100
Verizon Communications               COM	   92343V104 	 17	 525  SH	SOLE		         525
Viacom Inc                           COM CL B	   92553P201 	829   33,385  SH	SOLE		      33,385
Visa Inc                             COM CL A	   92826C839 	 16	 255  SH	SOLE		         255
Volcom Inc                           COM	   92864N101 	  1	  30  SH	SOLE		          30
Wal-Mart Stores Inc                  COM	   931142103	 90    1,500  SH	SOLE		       1,500
Walgreen Co                          COM	   931422109	 63    2,050  SH	SOLE		       2,050
Walt Disney Co                       COM 	   254687106	 83    2,695  SH	SOLE		       2,695
Watts Water Technologies             COM CL A	   942749102	 11	 405  SH	SOLE		         405
Wellpoint Inc                        COM	   94973V107 	 98    2,100  SH	SOLE		       2,100
Western Union Co                     COM	   959802109  2,724  110,409  SH	SOLE		     110,409
Weyerhaeuser Co                      COM	   962166104  2,003   33,060  SH	SOLE		      33,060